Equipment Installment Plan Receivables, Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for credit losses
Allowance for credit losses, beginning of year	$ 50
Allowance for credit losses, end of year	65	$ 50
Equipment Installment Plan Receivable
Allowance for credit losses
Allowance for credit losses, beginning of year	50	26
Bad debts expense	62	63
Write-offs, net of recoveries	(47)	(39)
Allowance for credit losses, end of year	$ 65	$ 50